Transactions with Related Parties, Vessel Acquisitions (Details) $ in Thousands			12 Months Ended
	Oct. 26, 2022 USD ($) Agreement Subsidiary Entity	Jan. 04, 2022 USD ($)	Dec. 31, 2022 USD ($)
$22.5 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount			$ 22,500
M/V Magic Callisto [Member]
Transactions with Related Parties [Abstract]
Purchase price of acquired vessel			$ 23,550
Third-party in which Family Member of Petros Panagiotidis had Minority Interest [Member]
Transactions with Related Parties [Abstract]
Number of wholly owned subsidiaries entering into agreements with related party | Subsidiary	2
Number of agreements entered into with related party | Agreement	2
Number of entities beneficially owned by related party | Entity	2
Third-party in which Family Member of Petros Panagiotidis had Minority Interest [Member] | Tom S [Member]
Transactions with Related Parties [Abstract]
Purchase price of acquired vessel	$ 25,750
Third-party in which Family Member of Petros Panagiotidis had Minority Interest [Member] | Jerry S [Member]
Transactions with Related Parties [Abstract]
Purchase price of acquired vessel	$ 25,000
Third-party in which Family Member of Petros Panagiotidis had Minority Interest [Member] | M/V Magic Callisto [Member]
Transactions with Related Parties [Abstract]
Purchase price of acquired vessel		$ 23,550